Transactions with Related Parties, Issuance of Series E Preferred Stock (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 20, 2023 USD ($) $ / shares shares	Dec. 31, 2024 Vote $ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 29, 2021 $ / shares
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Series E Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares	1,200
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Issuance of stock | $			$ 35
Series E Preferred Stock [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Number of votes per share | Vote		25,000
Percentage of total number of votes		15.00%
Affiliated Company of Chairperson, Mrs. Semiramis Paliou [Member] | Series E Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares	1,200
Issuance of stock | $	$ 35